Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 9,036,190	$ 9,152,915
Revenue from sales of self-manufactured TCMD products [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	5,850,980	6,978,932
Revenue from sales of third-party products [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 3,185,210	$ 2,173,983